Income tax expense (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Income Tax Expense

	2019	2018	2017
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	5,408	5,052	4,412
Deferred tax expense	121	1,955	31

	5,529	7,007	4,443

Summary of Factors Affecting Income Tax Expense
	2019	2018	2017
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	5,408	5,052	4,412
Deferred tax expense	121	1,955	31

	5,529	7,007	4,443

	2019	2018	2017
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	15,049	14,751	11,137

Tax on profit at Australian prima facie tax rate of 30 per cent	4,515	4,425	3,341

Impact of US tax reform
Tax rate changes	–	1,390	–
Non-tax effected operating losses and capital gains	–	834	–
Tax on remitted and unremitted foreign earnings (1)	–	194	–
Recognition of previously unrecognised tax assets	–	(95)	–
Other	–	(3)	–

Subtotal	–	2,320	–
Other items not related to US tax reform
Non-tax effected operating losses and capital gains	742	721	242
Tax on remitted and unremitted foreign earnings	283	401	478
Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses (2)	164	(44)	(82)
Tax rate changes	6	(79)	25
Recognition of previously unrecognised tax assets	(10)	(170)	(21)
Amounts over provided in prior years	(21)	(51)	175
Foreign exchange adjustments	(25)	(152)	88
Investment and development allowance	(94)	(180)	(53)
Impact of tax rates applicable outside of Australia	(312)	(484)	(136)
Other	87	172	219

Income tax expense	5,335	6,879	4,276

Royalty-related taxation (net of income tax benefit)	194	128	167

Total taxation expense	5,529	7,007	4,443

(1)	Comprising US$797 million repatriation tax and US$603 million of previously unrecognised tax credits.

(2)

The (loss)/profit from equity accounted investments, related impairments and expenses is net of income tax. This item removes the prima facie tax effect on such (loss)/profit, related impairments and expenses.

Summary of Income Tax Recognised in Other Comprehensive Income

Income tax recognised in other comprehensive income is as follows:

	2019	2018	2017
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Available for sale investments:
Net valuation losses taken to equity	–	(3)	–
Hedges:
Gains/(losses) taken to equity	98	(25)	(105)
(Gains)/losses transferred to the income statement	(90)	64	129

Income tax credit relating to items that may be reclassified subsequently to the income statement	8	36	24

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	7	(22)	(12)
Employee share awards transferred to retained earnings on exercise	12	8	(14)

Income tax credit/(charge) relating to items that will not be reclassified to the income statement	19	(14)	(26)

Total income tax credit/(charge) relating to components of other comprehensive income (1)	27	22	(2)

(1)

Included within total income tax relating to components of other comprehensive income is US$15 million relating to deferred taxes and US$12 million relating to current taxes (2018: US$17 million and US$5 million; 2017: US$12 million and US$(14) million).